30. OPERATING COSTS AND EXPENSES (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Costs And Expenses [abstract]
Personnel		R$ 1,272	R$ 1,410	R$ 1,627
Employees' and managers' profit sharing		263	77	5
Post-employment benefits (reversals) - Note 26		408	337	(229)
Materials		91	104	61
Raw materials and inputs for production of energy				10
Outsourced services		1,239	1,087	974
Energy bought for resale		11,286	11,084	10,919
Depreciation and amortization	[1]	958	835	850
Operating provisions and adjustments for operating losses		2,401	466	854
Charges for use of the national grid		1,426	1,480	1,174
Gas bought for resale		1,436	1,238	1,071
Construction costs		1,200	897	1,119
Other operating expenses, net		499	405	383
Operating costs and expenses		R$ 22,479	R$ 19,420	R$ 18,818

[1]	Net of PIS/Pasep and Cofins taxes applicable to amortization of the right-of-use assets in the amount of R$5.